SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	Jan. 21, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 23, 2010	May 31, 2008
SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, shares outstanding		16,269,022	16,147,522
Issuance of common stock, shares, warrants	898,204
Warrants, exercise price	$ 4.16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized			500,000
Weighted-average grant date fair value		$ 0.65	$ 1.31
Total intrinsic value of options exercised		$ 198
Non-vested share-based compensation arrangements, unrecognized compensation costs		754
Unrecognized compensation cost, weighted-average recognition period		3 years
Warrants issued upon the acquisition of Cyberseal	$ 1,500		$ 1,500
Vesting percentage	50.00%
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant						1,000,000
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan term					10 years
Number of shares available for grant		652,043